                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-08

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street Suite 1808
         New Orleans, LA 70130

13F File Number: 28- 774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:



/s/ George V. Young                    New Orleans, LA                 11-10-08
-------------------                    ---------------                 --------
     [Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-____________   __________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           92
Form 13F Information Table Value Total:     $815,381
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   13F File Number   Name

___   28-____________   _______________________________

[Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                                      13F
                               September 30, 2008

      COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
---------------------  --------------  -----------  --------  --------------------  ----------  --------  -----------------------
                                                                                                              Voting Authority
                                                    VALUE (X   SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
   NAME OF ISSUER      TITLE OF CLASS     CUSIP      1,000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
---------------------  --------------  -----------  --------  ---------  ---  ----  ----------  --------  ----  ---------  ------
LUMINEX CORP DEL       COM             55027E 10 2    99,875  3,993,407                OTHER                    3,993,407
GULF ISLAND
   FABRICATION INC     COM             402307 10 2    59,308  1,720,575                OTHER                    1,720,575
PHI INC                COM NON VTG     69336T 20 5    51,931  1,406,199                OTHER                    1,406,199
3-D SYS CORP DEL       COM NEW         88554D 20 5    50,514  3,544,861                OTHER                    3,544,861
AMERICAN VANGUARD
   CORP                COM             030371 10 8    42,138  2,794,324                OTHER                    2,794,324
EPIQ SYS INC           COM             26882D 10 9    33,972  2,497,994                OTHER                    2,497,994
ION GEOPHYSICAL CORP   COM             462044 10 8    32,684  2,303,300                OTHER                    2,303,300
O REILLY AUTOMOTIVE
   INC                 COM             686091 10 9    32,290  1,206,200                OTHER                    1,206,200
EURONET WORLDWIDE INC  COM             298736 10 9    31,364  1,874,725                OTHER                    1,874,725
WELLS FARGO & CO NEW   COM             949746 10 1    25,755    686,242                OTHER                      686,242
QUEST DIAGNOSTICS INC  COM             74834L 10 0    24,021    464,900                OTHER                      464,900
DELTA PETE CORP        COM NEW         247907 20 7    23,891  1,759,300                OTHER                    1,759,300
COLLECTIVE BRANDS INC  COM             19421W 10 0    22,475  1,227,453                OTHER                    1,227,453
AAR CORP               COM             000361 10 5    19,982  1,204,450                OTHER                    1,204,450
VARIAN MED SYS INC     COM             92220P 10 5    16,705    292,400                OTHER                      292,400
ZOLTEK COS INC         COM             98975W 10 4    16,593    969,800                OTHER                      969,800
HENRY JACK & ASSOC
   INC                 COM             426281 10 1    16,018    787,900                OTHER                      787,900
CABELAS INC            COM             126804 30 1    14,286  1,182,625                OTHER                    1,182,625
BALDOR ELEC CO         COM             057741 10 0    12,140    421,370                OTHER                      421,370
FIRST ST
   BANCORPORATION      COM             336453 10 5    11,518  2,156,907                OTHER                    2,156,907
HANCOCK HLDG CO        COM             410120 10 9    11,080    217,263                OTHER                      217,263
JPMORGAN & CHASE & CO  COM             46625H 10 0    10,249    219,456                OTHER                      219,456
PHI INC                COM VTG         69336T 10 6     9,719    242,969                OTHER                      242,969
KANSAS CITY SOUTHERN   COM NEW         485170 30 2     8,939    201,500                OTHER                      201,500
CARTER INC             COM             146229 10 9     8,535    432,600                OTHER                      432,600
NIC INC                COM             62914B 10 0     6,941  1,006,000                OTHER                    1,006,000
TIDEWATER INC          COM             886423 10 2     6,505    117,500                OTHER                      117,500
BLOCK H & R INC        COM             093671 10 5     6,407    281,614                OTHER                      281,614
SOUTHWESTERN ENERGY
   CO                  COM             845467 10 9     6,392    209,300                OTHER                      209,300
EXXON MOBIL CORP       COM             30231G 10 2     5,767     74,263                OTHER                       74,263
SCHLUMBERGER LTD       COM             806857 10 8     5,593     71,620                OTHER                       71,620
QUICKSILVER RESOURCES
   INC                 COM             74837R 10 4     5,024    255,950                OTHER                      255,950
BANK OF THE OZARKS
   INC                 COM             063904 10 6     4,786    177,250                OTHER                      177,250
GOLDMAN SACHS GROUP
   INC                 COM             38141G 10 4     4,774     37,300                OTHER                       37,300

                         St. Denis J. Villere Co., LLC
                                      13F
                               September 30, 2008

MARCUS CORP            COM             566330 10 6     4,665    290,100                OTHER                      290,100
BANK OF AMERICA
   CORPORATION         COM             060505 10 4     4,568    130,523                OTHER                      130,523
POOL CORPORATION       COM             73278L 10 5     3,927    168,311                OTHER                      168,311
WESTAR ENERGY INC      COM             95709T 10 0     3,471    150,650                OTHER                      150,650
MURPHY OIL CORP        COM             626717 10 2     3,463     53,998                OTHER                       53,998
WHITNEY HLDG CORP      COM             966612 10 3     3,383    139,494                OTHER                      139,494
US BANCORP DEL         COM NEW         902973 30 4     3,349     92,988                OTHER                       92,988
CISCO SYS INC          COM             17275R 10 2     3,295    146,041                OTHER                      146,041
NOBLE INTL LTD         COM             655053 10 6     3,045    508,356                OTHER                      508,356
GENERAL ELECTRIC CO    COM             369604 10 3     2,795    109,619                OTHER                      109,619
CHEESECAKE FACTORY
   INC                 COM             163072 10 1     2,706    185,100                OTHER                      185,100
CERNER CORP            COM             156782 10 4     2,562     57,400                OTHER                       57,400
BIO RAD LABS INC       CL A            090572 20 7     2,498     25,200                OTHER                       25,200
DRESSER-RAND GROUP
   INC                 COM             261608 10 3     2,433     77,300                OTHER                       77,300
DST SYS INC DEL        COM             233326 10 7     2,406     42,968                OTHER                       42,968
JOHNSON & JOHNSON      COM             478160 10 4     1,986     28,670                OTHER                       28,670
LEGGETT & PLATT INC    COM             524660 10 7     1,601     73,464                OTHER                       73,464
MARSH  & MCLENNAN COS
   INC                 COM             571748 10 2     1,521     47,900                OTHER                       47,900
MCDONALDS CORP         COM             580135 10 1     1,456     23,600                OTHER                       23,600
AT&T INC               COM             00206R 10 2     1,449     51,901                OTHER                       51,901
VITRAN CORP INC        COM             92850E 10 7     1,373    101,900                OTHER                      101,900
SCOTTS MIRACLE GRO CO  CL A            810186 10 6     1,131     47,840                OTHER                       47,840
PROCTER & GAMBLE CO    COM             742718 10 9     1,130     16,220                OTHER                       16,220
CONSTELLATION ENERGY
   GROUP I             COM             210371 10 0     1,125     46,300                OTHER                       46,300
DISNEY WALT CO         COM DISNEY      254687 10 6       948     30,900                OTHER                       30,900
COLGATE PALMOLIVE CO   COM             194162 10 3       907     12,039                OTHER                       12,039
GRAINGER W W INC       COM             384802 10 4       870     10,000                OTHER                       10,000
PFIZER INC             COM             717081 10 3       813     44,110                OTHER                       44,110
CHEVRON CORP NEW       COM             166764 10 0       764      9,262                OTHER                        9,262
FLOWERS FOODS INC      COM             343498 10 1       763     26,000                OTHER                       26,000
PNC FINL SVCS GROUP
   INC                 COM             693475 10 5       710      9,500                OTHER                        9,500
PEPSICO INC            COM             713448 10 8       684      9,595                OTHER                        9,595
CONOCOPHILLIPS         COM             20825C 10 4       664      9,063                OTHER                        9,063
BP PLC                 SPONSORED ADR   055622 10 4       636     12,681                OTHER                       12,681
INTERNATIONAL
   SHIPHOLDING CO      COM NEW         460321 20 1       636     29,021                OTHER                       29,021
SCHERING PLOUGH CORP   COM             806605 10 1       585     31,700                OTHER                       31,700
AFLAC INC              COM             001055 10 2       579      9,850                OTHER                        9,850
ALLSTATE CORP          COM             020002 10 1       553     12,000                OTHER                       12,000

                         St. Denis J. Villere Co., LLC
                                      13F
                               September 30, 2008

INTERNATIONAL
   BUSINESS MACHS      COM             459200 10 1       539      4,604                OTHER                        4,604
HOME BANCSHARES INC    COM             436893 20 0       475     18,360                OTHER                       18,360
TRAVELERS COMPANIES
   INC                 COM             89417E 10 9       420      9,300                OTHER                        9,300
MERCK & CO INC         COM             589331 10 7       409     12,955                OTHER                       12,955
BAXTER INTL INC        COM             071813 10 9       394      6,000                OTHER                        6,000
3M CO                  COM             88579Y 10 1       289      4,234                OTHER                        4,234
SHORE BANCSHARES INC   COM             825107 10 5       275     10,687                OTHER                       10,687
BRISTOL MYERS SQUIBB
   CO                  COM             110122 10 8       271     13,000                OTHER                       13,000
KIMBERLY CLARK CORP    COM             494368 10 3       259      4,000                OTHER                        4,000
KINDER MORGAN ENERGY
   PARTNER             UT LTD PARTNER  494550 10 6       247      4,750                OTHER                        4,750
ROYAL DUTCH SHELL PLC  SPONS ADR A     780259 20 6       246      4,176                OTHER                        4,176
HOME DEPOT INC         COM             437076 10 2       243      9,400                OTHER                        9,400
MICROSOFT CORP         COM             594918 10 4       238      8,930                OTHER                        8,930
REGIONS FINANCIAL
   CORP NEW            COM             7591EP 10 0       233     24,312                OTHER                       24,312
DAKTRONICS INC         COM             234264 10 9       233     14,000                OTHER                       14,000
MORGAN STANLEY         COM NEW         617446 44 8       232     10,082                OTHER                       10,082
MEDTRONIC INC          COM             585055 10 6       228      4,552                OTHER                        4,552
CAPITAL ONE FINL CORP  COM             14040H 10 5       213      4,173                OTHER                        4,173
ANGLO AMERN PLC        ADR NEW         03485P 20 1       167     10,000                OTHER                       10,000
KEYCORP NEW            COM             493267 10 8       149     12,500                OTHER                       12,500
                                                    --------
                                                     815,381
                                                    --------